Consolidated Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Profit (loss) before income taxes from continuing operations	$ (43,106)	$ 37,507	$ 43,396
Profit (loss) before income taxes from discontinued operations	(1,053)	139,792	20,105
Adjustments to reconcile profit before income taxes to net cash flows:
Share-based payment expense	9,785	4,521	5,118
Depreciation and amortization	19,600	20,390	18,934
Impairment of non-financial assets	5,624	0	0
Share of net loss (income) of equity-accounted investees	26,675	(2,005)	3,818
Impairment of equity-accounted investee	118,178	0	0
Fair value gain on investments	(116,561)	(24,000)	(37,900)
Gain on disposal of emerging market fintech operations	0	(151,368)	0
Impact of divestment of joint venture	0	1,834	0
Net finance expense (income)	8,603	(11,980)	(8,756)
Other adjustments	(1,833)	(1,466)	726
Changes in working capital:
Change in trade and other receivables	(7,383)	22,101	(14,206)
Change in prepayments	(132)	12,032	(11,437)
Change in inventories	24	7,752	(7,752)
Change in loans to customers	68	75,064	(90,023)
Change in trade and other payables	12,925	(25,135)	39,168
Change in deferred revenue	747	(346)	(1,224)
Change in other liabilities	(146)	(1,482)	5,441
Income taxes paid	(5,452)	(9,887)	(9,870)
Net cash flow from (used in) operating activities	26,564	93,324	(44,464)
Cash flows from investment activities:
Purchase of equipment	(1,060)	(2,484)	(8,868)
Purchase of intangibles assets	0	(2,286)	0
Development expenditure	(4,836)	(6,553)	(4,173)
Proceeds from sales of equipment and intangible assets	0	0	6
Acquisition of subsidiary, net of cash acquired	(9,008)	(4,882)	0
Cash transferred upon loss of control over emerging market fintech operations	0	(39,260)	0
Deposit of collateral for subsidiaries' loan facility	0	(1,000)	(52,878)
Release of escrow account	0	1,000	0
Disbursement of short-term loans	0	(6,332)	0
Repayment of short-term loans	0	6,332	0
Investment in, and loans to associates and joint ventures	0	(440)	(6,550)
Proceeds from sale of shares in associate	50,000	0	0
Repayment of loans to associates and joint ventures	0	0	726
Net sale (purchase) of listed equity instruments	(84,835)	58,535	(35,250)
Interest income received	35	326	0
Net cash flow from (used in) investing activities	(49,703)	2,956	(106,987)
Cash flows from financing activities:
Proceeds from issues of equity instruments	0	0	82,630
Transaction costs on issue of equity instruments	0	0	(1,364)
Acquisition of treasury shares	(749)	(49,049)	(5,780)
Proceeds from loans and borrowings	0	6,905	43,163
Interests on loans and borrowings	(316)	(1,752)	(1,184)
Repayment of loans and borrowings	(499)	(52,874)	(1,509)
Payment of lease liabilities	(5,119)	(4,202)	(2,755)
Net cash flow from (used in) financing activities	(6,683)	(100,972)	113,200
Net change in cash and cash equivalents	(29,822)	(4,692)	(38,248)
Cash and cash equivalents at beginning of period	134,168	139,487	177,873
Effect of exchange rate changes on cash and cash equivalents	(1,472)	(627)	(137)
Cash and cash equivalents at end of period	$ 102,876	$ 134,168	$ 139,487